Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 13 — Related party balances and transactions

Nature of relationships with related parties:

Related parties	Relationship	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
		MYR	MYR	MYR	USD
Advances to subcontractor:
VC Marine Sdn Bhd	Common director	—	1,228,437	—	—
Accounts payable:
VC Marine Sdn Bhd	Common director	739,879	—	—	—
Amount due to:
Star Sprite Limited	Common director	2,108,419	3,320,276	3,259,111	803,528
Amount due to:
Darren Hoo Wei Sern	Director	50,188	61,995	779	192

The Company had an unsecured, interest-free, non-trade advance from a related party namely Star Sprite Limited amounting to MYR 2,108,419, MYR 3,320,276 and MYR 3,259,111 (USD 803,528), respectively, as of December 31, 2023, 2024 and 2025.

The Company had an unsecured, interest-free, non-trade advance from director amounting to MYR 50,188, MYR 61,995 and MYR 779 (USD 192), respectively, as of December 31, 2023, 2024 and 2025.

Related party transactions:

Transaction nature	Name	December 31, 2024	December 31, 2025	December 31, 2025
		MYR	MYR	USD
Sub-contractor charges	VC Marine Sdn Bhd	3,501,194	—	—
Net repayment of sub-contractor charges to	VC Marine Sdn Bhd	(4,729,631)	—	—
Expenses paid on behalf of Company	Star Sprite Limited	1,211,857	—	—
Expenses paid on behalf by director	Hoo Wei Sern	71,818	—	—
Net advance from/ (repayment) to director	Hoo Wei Sern	(60,011)	—	—